Quarterly Report
                                 June 30, 1998

                                   Legg Mason
                             Investors Trust, Inc.

                                American Leading
                                Companies Trust

                                 Balanced Trust

                                 U.S. Small-Cap
                                  Value Trust

                              The Art of Investing

                            [LEGG MASON FUNDS LOGO]


Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Advisers

      For American Leading Companies Trust:
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

      For Balanced Trust:
      Bartlett & Co.
      Cincinnati, OH

      For U.S. Small-Cap Value Trust:
      Brandywine Asset Management,Inc.
      Wilmington, DE

Board of Directors
      John F. Curley, Jr., Chairman
      Edward A. Taber, III, President
      Richard G. Gilmore
      Charles F. Haugh
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Auditors
      Ernst & Young LLP
      Philadelphia, PA

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated

                     --------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476

                                410 o 539 o 0000

LMF-013
7/98

To Our Shareholders,

   We are pleased to provide you with the quarterly report for the Legg Mason Investors Trust, consisting of the American Leading Companies Trust, the Balanced Trust and the recently introduced Small-Cap Value Trust.

   We welcome Brandywine Asset Management, Inc. as the adviser for the Small-Cap Value Trust which began operations on June 15, 1998. As of June 30, 1998, the Fund had net assets of $31.4 million. Brandywine Asset Management was acquired by Legg Mason in January of 1998. Brandywine began investing in small-cap value stocks in 1988. The firm's investment process focuses on the deep-value portion of the small-cap market, which has historically been the best performing segment of the stock market. They purchase small-cap stocks which their analysis indicates are undervalued and they sell them when the stocks are no longer undervalued or no longer small. The Small-Cap Value Trust intends to be broadly diversified across economic sectors, though Brandywine will overweight undervalued sectors of the market. Brandywine will also maintain a significant exposure to microcaps in order to enhance their returns.

   We are very excited about this new addition to the Legg Mason Family of Funds, and we welcome those of you who are shareholders of the Fund.

   The following table summarizes key statistics for the Primary Class of shares of American Leading Companies and Balanced Trust, as of June 30, 1998.

                                                              3 Month           12 Month
                                                          Total Return*       Total Return*
                                                          -------------       -------------
   American Leading Companies Trust                           -0.62%             16.56%
   Balanced Trust                                             -1.44%             15.62%

   S&P 500 Stock Composite Index                               3.30%             30.16%
   Lehman Brothers Intermediate Government/Corporate
     Bond Index                                                2.62%             11.28%

   In June, shareholders of American Leading Companies received a short-term capital gain distribution of $.136 per share and a long-term capital gain distribution of $.322. Shareholders of Balanced Trust received ordinary income dividends of $.047 per share, a short-term capital gain distribution of $.016 per share and a long-term capital gain distribution of $.095 per share.

   On the following pages, the portfolio managers for each of the Funds discuss the investment outlook. Long-term investment results for each Fund are shown in the Performance Information section of this report.

   The Board of Directors has approved an ordinary income dividend of $.053 per share to shareholders of Balanced Trust, payable on August 21, 1998, to shareholders of record on August 19, 1998. Most shareholders will receive this distribution in the form of additional shares credited to their accounts.

                                   Sincerely,


                                   /s/ Edward A. Taber, III
                                   ___________________________
                                   Edward A. Taber, III
                                   President

July 31, 1998

----------
*Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.

Portfolio Managers' Comments
American Leading Companies Trust

Market Commentary

   The US equity market continued to make upward progress in the second quarter, but the market's leadership was quite narrow, concentrated in about two dozen of the largest, most expensive stocks. A few statistics will illustrate this point. While the S&P 500 Index was up 2.9% in the quarter (all returns are on a price only basis), the average stock in the index was down 1.4%, and the median stock was down 2.5%. The largest 50 companies, which account for about half of the S&P 500's total market value, were up 5.5%, while the other 450 companies were down 0.7%. Of the top 50 companies, the 25 stocks with the highest price-to-earnings (p/e) ratios were up 10.3%, while the other 25 were down 1.6%. The relative performance of high p/e stocks in the quarter and first half was the best in 20 years, and nearly the best in the prior 50 years. Portfolios concentrating on these large capitalization growth stocks made good progress in the quarter. Most other investment strategies--value, small-cap, international, emerging markets, yield-oriented, low p/e, growth-at-a-reasonable-price (GARP)--were less rewarding as evidenced by the fact that Lipper Analytical Services' index of 3,473 General Equity mutual funds was down 0.3% in the quarter, while its All Equity Fund index was down 1.8%.

   In our opinion, the highly selective nature of the market's advance in the second quarter was a "flight to quality" response to renewed weakness in Asian currency and equity markets. As the deflationary effects of Asia's financial crisis began to feed into the global economy, investors, both foreign and domestic, reacted by seeking safe haven in the largest companies in the largest equity market in the world, namely the US. We think these substantial foreign investment inflows are the main reason why the US dollar has remained so strong in the face of a record current account deficit, which would normally be expected to produce a weaker dollar. The fact that US financial markets are now soaking up a sizable percentage of the world's excess liquidity is a key and ongoing risk to the global economy, particularly to Asian economies, where liquidity is much-needed and in short supply.

   The current attraction of US equities is understandable. Corporate America is performing at peak levels, with record returns on equity and near record profit margins. Inflation has remained subdued, the economy is continuing to expand (albeit at a reduced rate), and long-term interest rates have declined to 29-year lows. Personal income is rising faster than inflation and consumer confidence is at record levels. If one were looking for a set of economic conditions to produce high and rising equity prices, current conditions in the US would be hard to beat.

   The key question for US investors now is the ultimate impact of the financial crisis in Asia on our markets. It seems clear at this point that the problems in Asia are having a dampening effect on global GDP. Japan is in recession for the first time since 1975. Malaysia, Indonesia, South Korea and other former Asian Tigers are in what amounts to a depression. Many multinationals that do business in Asia are seeing a sharp fall off in business activity. Commodity producers and capital equipment manufacturers of all descriptions are seeing pressure on prices and volumes. These trends seem likely to continue. At this point, we do not expect a recession in the US but GDP growth will almost certainly slow to 2% or less for a period of time. As companies report second quarter earnings in the next few weeks, we will be looking for clues as to the ultimate severity of any profit slowdown.

   The good news about the Asian-induced slowdown in US GDP is that it may well eliminate the necessity for the Fed to raise short-term interest rates in order to cool the economy and head off incipient wage inflation. In fact, we think there is a good argument that Fed policy is already too tight, and that the Fed should lower, rather than raise, rates in an effort to stem the liquidity crisis now facing many Asian countries.

Investment Results

   Cumulative results for the American Leading Companies Trust for the quarter, calendar year-to-date, one year, and three year periods ended June 30, 1998 are listed below, along with those of some representative benchmarks:

                                        Second Quarter    Year-to-date
                                             1998             1998         One Year    Three Years
----------------------------------------------------------------------------------------------------
   American Leading Companies               -0.62%           11.13%         16.56%         92.92%
   S&P 500 Composite Index                   3.30%           17.71%         30.16%        120.94%
   Lipper General Equity Funds              -0.29%           11.75%         22.62%         86.70%
   Dow Jones Industrial Average              2.14%           14.14%         18.67%        108.94%

   As is evident from the figures above, results for the quarter trailed the S&P 500 and Dow Jones Industrials and were in line with the Lipper Analytical Services' index of General Equity mutual funds. As we discussed earlier in this letter, it has been especially difficult to better the S&P 500 Index in recent quarters, and this quarter was no exception. In recent years, approximately 90% of active managers have failed to better the S&P 500 Index. We would suspect that the percentages where similar in the latest quarter. Stocks contributing positively to investment results in the quarter included technology companies such as Cisco Systems and EMC Corporation, as well as America Online, Ford Motor Company and MCI Communications. Laggards included RJR Nabisco Holdings, Toys "R" US, Conseco, Rockwell International and Banc One Corporation.

Investment Strategy

   Having managed your Fund only since the beginning of April 1998, new management has had only a limited impact on results to date. We are pleased and honored to have been given the opportunity to serve you as manager of this Fund. We have begun a restructuring process--which we will discuss more fully in a moment--that we hope and believe will lead to improved performance in the future. We can, of course, make no promises on this score.

   In managing the American Leading Companies Trust, we intend to focus almost exclusively on large companies whose names most people would recognize. We have a preference for companies with a demonstrated ability to grow profitably, whose management thinks like owners and who understand the necessity of earning returns in excess of their cost of capital. We also intend to pay attention to the prices we pay for these companies, trying to achieve the best combination of attractive growth prospects and reasonable valuation that is available in the marketplace. As of the end of June, we had turned over approximately 25% to 30% of the portfolio and estimate that we are more than half finished with our restructuring. We have tried to move judiciously in this effort, being sensitive to the fact that the vast majority of the Fund's shareholders are taxable. Following the capital gains distribution paid in June, we now have an approximate six month window until the next distribution to complete our work. Once the process is complete, we would hope to keep annual Fund turnover to one-third or less, both because it is more tax-efficient and because it implies the longer-term focus which we believe is conducive to successful investing.

Portfolio Activity

   We established new positions in twenty-six companies during the quarter, and sold existing holdings in six companies, expanding the total number of positions from 41 to 61. The list of purchases and sales is presented in another section of this report. The weighted average price-to-earnings (p/e) ratio of the new purchases is 16.3x this year's expected earnings and 14.2x next. This compares to p/e's for the S&P 500 Index of 23.5x and 20.1x, respectively. The weighted average expected growth rate in earnings of the new purchases is 15% both this year and next. The new stocks have a composite return on equity of 23% and, since they are retaining more than 75% of their earnings, should be able to finance earnings growth of up to 17% from internal sources. In short, we believe they represent a group of quality companies, selling in aggregate at reasonable prices in relation to their prospects.

Outlook

   We remain optimistic about the long-term prospects for US equities in general and your Fund in particular. As long as the economy and corporate profits continue to grow, and interest rates and inflation stay low, the outlook for US financial markets remains sanguine. Developments in Asia bear watching, and with valuation levels stretched, some near-term caution seems warranted.

   In closing, we reiterate that we are honored to be managing the American Leading Companies Trust and are optimistic about its long-term prospects. If you have comments or questions, we would be happy to hear from you.

                                                          David E. Nelson, CFA

July 31, 1998
DJIA 8883.29

Portfolio Managers' Comments
Balanced Trust

   Cumulative results for the second quarter and twelve months ended June 30, 1998, for the Balanced Trust and related benchmarks are reflected in the following table:

                                                               Second Quarter
                                                                   1998            One Year
--------------------------------------------------------------------------------------------
   Balanced Trust                                                 -1.44%            15.62%
   Lipper Balanced Fund composite                                  1.49             18.38
   S&P 500 Stock Composite Index (large-cap)                       3.30             30.16
   S&P 400 Composite Index (mid-cap)                              -2.14             27.10
   Russell 2000 Index (small-cap)                                 -4.66             16.51
   Lehman Intermediate Government/Corporate Bond Index             2.62             11.28

Equity

   Defying the predictions of a growing chorus of skeptics, the US stock market surged to record high levels during the first half of 1998. The Dow Jones Industrial Average passed 9000 in early April and is currently establishing all time highs. The S&P 500, a more representative market proxy, gained more than 17% during this period. The US bond market also posted solid inflation adjusted returns during this period while selected European markets rallied due to optimism about economic recovery and impending monetary union.

   Many analysts are talking about a "stealth bear market" which started around the beginning of this calendar year. Like the stealth bomber, it is not visible using ordinary radar (like the Dow Jones Industrials or the S&P 500). However, a look at the broader markets listed above and the components of the S&P 500 are very revealing.

   Although the S&P 500 has returned 17.7% for the first six months of the year, the average stock in the Index has returned only 11.2%(1). The popularity of the very large companies is underscored by the 28.3% return of the largest fifty companies in the Index versus a small loss for the smallest one hundred. This superior performance is not supported by more attractive valuations, as the largest companies have price/earnings multiples nearly 50% higher than the smaller group while having nearly the same outlook for growth. Obviously, our focus on value and wide diversification by market cap has been a strong headwind in keeping up with the large-company market indices. Ultimately, this over-emphasis on "safe" large-cap companies will prove to be disappointing as investors will learn, once again, that ignoring value can be perilous. Values among smaller companies are actually more compelling today than in 1990, which represented a low point during the last twenty years. Those who bought or stayed the course at that time were amply rewarded in the ensuing years.

   In view of the market conditions described above, it is not surprising that many of our best performing stocks for the quarter were among the larger companies: Ford Motor (+37.1%), Time Warner (+18.7%), AMR (+16.3%), Tyco (+15.3%) and McDonald's (+15.0%).

   The biggest declines in the portfolio came from RJR Nabisco (-24.2 %), Toys `R' Us (-21.6 %), Union Pacific (-21.5 %) and Pioneer Standard (-21.4%).

   We added incrementally to many of our positions including H&R BLOCK, MARTIN Marietta Materials, AT&T, Western Resources, and more substantially to Union Pacific. Union Pacific continues to struggle with congestion on its Houston rail line due to track maintenance and upgrades. These difficulties may penalize earnings for the next quarter or two, but may be necessary for their long-term growth strategy. We believe the company will have significantly improved normalized earning power as these challenges are overcome. In addition, Union Pacific represents the only economically feasible transportation alternative for many of its customers.

   We eliminated a number of stocks from the portfolio during the quarter. Lowe's, Associates First Capital, Federated Department Stores, and Stewart & Stevenson were sold. Associates First stock was received as a distribution from our holding of Ford and we did not choose to own it independently. Federated and Lowe's reached our price target. Stewart and Stevenson was sold because our original premise for owning this company was no longer valid.

   In a market environment in which investors are paying even larger premiums for size and stability, our approach is finding plenty of challenges. Historically, however, when valuation disparities have reached these levels, our approach has proven to be very rewarding.

Fixed Income

   During the quarter, the bond market generated positive returns while interest rate volatility decreased. Generally speaking, the longer the maturity, the greater the reward, with 30-year treasuries posting the most significant gains. The yields on these bonds declined from 5.93% to 5.62%. On the other hand, yields on one-year treasuries remained virtually unchanged at 5.37%. Perhaps the most significant aspect of the yield curve is that it has become slightly inverted. That is, 2-year treasury notes now carry higher yields than 10-year treasury notes. Historically, this situation has been comparatively short-lived, with one or both ends of the yield curve changing significantly. We would tend to be in the camp that believes that short-term rates are too high rather than think that long-term rates are too low. For example, in 1993, when long-term treasury bonds were at comparable levels, 3-month treasury bills were in the 2.75% range, which is some 230 basis points(2) lower than at present. In addition, today's economic and fiscal conditions are far more favorable than those that existed in 1993. Going forward, we expect Southeast Asia to continue as the dominant factor influencing the Federal Reserve's posture, i.e., if the Asian countries weaken further it is unlikely that the Federal Reserve will allow rates to remain at present levels, but rather will reduce short-term interest rates. On the other hand, if those economies appear to be firming we may indeed see some upward pressure on US interest rates.

   With the yield curve essentially flat and the absolute level of rates comparatively low, the search for value becomes a daunting task. We are finding value in mortgage-backed securities and 7-year treasury STRIPS, which continue to be the Fund's top two fixed income holdings. In particular, we favor the premium mortgage securities that presently offer a yield advantage of approximately 150 basis points over comparable treasuries. Under the Fund's present portfolio structure, we believe that the fixed income portion of the Fund will perform well in a variety of potential market conditions.

Woodrow H. Uible, CFA                           Dale H. Rabiner, CFA
Equity Portfolio Manager                        Fixed Income Portfolio Manager

July 31, 1998
DJIA 8883.29

----------
(1)Returns include reinvested dividends.
(2)100 basis points = 1%

Portfolio Managers' Comments
Legg Mason U.S. Small-Capitalization Value Trust

Brandywine is pleased to have the opportunity to manage the Legg Mason
U.S. Small-Capitalization Value Trust. Since its inception on June 15, 1998, investments have been made in nearly 300 small-cap value companies ranging from $10 million to $980 million in market capitalization. Weighted average portfolio capitalization is $480 million vs. the Russell 2000 index of $780 million. The resulting portfolio has a weighted average p/e of 11.6x vs. the Russell 2000 at 24.0x, reflecting our deep value focus.

   Initial investments were made in all segments of the market with overweights in the cyclical sectors. Investor over-reaction to the economic and political situation in Southeast Asia has depressed prices in primary material and durable goods' producers while discounting the domestic economic strength and European demand thus creating attractively priced cyclical opportunities. Financials are currently under-weight relative to the small-cap market. Heavy merger activity, coupled with low interest rates and a strong economy, has caused many of the financial stocks--particularly in the banking, savings and loan, and brokerage segments--to become overvalued and unattractive in this environment. We are underweight in the technology sector, with our emphasis being on the hardware segment including semiconductor, semiconductor materials, and computer components. Southeast Asian concerns have impacted this segment of technology, but we are cautiously investing in those companies that have controlled exposure and depressed prices.

   While we have been in the midst of such a momentum driven market for some time, renewed concerns about the economic and political situation in Southeast Asia exacerbated this trend during the second quarter. Economic fears led investors to seek actively traded stocks in order to increase their portfolios' liquidity and to capture companies with histories of stable earnings in difficult economic times. This flight to perceived quality pushed up prices for the largest cap stocks, while smaller companies lagged by a wide margin. This performance differential has led to a severe valuation gap that favors small-cap stocks in the future.

   To highlight the effect of size on the market, we analyzed the returns of the S&P 500 by market capitalization decile. We divided the index into ten parts, with each tenth having the same weight in the index but a different number of stocks. During the first six months of the year, the top decile of the S&P 500 (4 stocks!) was up 35.8%, while the bottom decile (239 stocks) rose only 5%. Put differently, the top five deciles (48 stocks) outperformed the bottom 5 deciles (452 stocks) by over fourteen percentage points! While large stocks certainly have done well this year, we remain committed to our belief that small company stocks are an excellent long-term investment. In fact, as strong believers in mean reversion, we think that the recent outperformance of large stocks bodes well for the future performance of small stocks.

   We believe that the recent strong performance from large-cap stocks is a result of investors' single-minded search for issues with high liquidity and historically stable earnings. In focusing on these two issues, many investors are missing the attractions of smaller stocks. First, large companies tend to have greater exposure to foreign markets than small companies. Therefore, global weakness outside the US, in combination with a strong dollar, should have a greater negative impact on larger stocks. Second, according to analysts' estimates, smaller companies are expected to sustain earnings growth better than large companies as the economy slows. At the same time, the return disparity between large- and small-caps has created a relative valuation discount for small-caps that is now even larger than the 1990 discount. This valuation gap, coupled with fundamental conditions favoring smaller companies, creates an incredibly strong return potential for the small-cap segment of the market.

Henry F. Otto                                        Steven M. Tonkovich
Managing Director                                    Managing Director

July 31, 1998
DJIA 8883.29

Performance Information
Legg Mason Investors Trust, Inc.

Total Return for One Year and Life of Funds as of June 30, 1998

         The returns shown on these pages are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net assets per share plus dividends and any capital gain distributions. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

         The American Leading Companies Trust has two classes of shares: Primary Class and Navigator Class. The Navigator Class, offered only to certain institutional investors, pays fund expenses similar to those paid by the Primary Class, except that transfer agency fees and shareholder servicing expenses are determined separately for each class and the Navigator Class does not incur Rule 12b-1 distribution fees.

         U.S. Small-Cap Value Trust commenced operations on June 15, 1998. Since performance results for the period June 15 to June 30, 1998 would not be meaningful, they are excluded from this performance information.

         The Funds' total returns as of June 30, 1998 were as follows:

                                          American Leading         Balanced
                                           Companies Trust           Trust
-----------------------------------------------------------------------------
      Average Annual Total Return
        Primary Class:
          One Year                               +16.56%             +15.62%
          Life of Class(A)                       +16.56%             +15.43%

        Navigator Class:
          One Year                               +17.65%               N/A
          Life of Class(B)                       +29.47%               N/A

      Cumulative Total Return
        Primary Class:
          One Year                               +16.56%             +15.62%
          Life of Class(A)                      +109.69%             +28.50%

        Navigator Class:
          One Year                               +17.65%               N/A
          Life of Class(B)                       +56.84%               N/A
-----------------------------------------------------------------------------
      (A) Primary Class inception dates are:
          American Leading Companies Trust -- September 1, 1993
          Balanced Trust -- October 1, 1996

      (B) Navigator Class inception date is:
          American Leading Companies Trust -- October 4, 1996

American Leading Companies Trust

Selected Portfolio Performance*

      Strong performers for the 2nd quarter 1998
      --------------------------------------------------
      1. America Online, Inc.                     +55.2%
      2. Ford Motor Company                       +37.1%
      3. Cisco Systems, Inc.                      +34.6%
      4. EMC Corporation                          +18.5%
      5. MCI Communications Corporation           +17.4%

      * Securities held for the entire quarter.

Portfolio Changes

      Securities added during the 2nd quarter 1998
      --------------------------------------------------
      American International Group, Inc.
      AT&T Corp.
      The Boeing Company
      Burlington Northern Santa Fe Corporation
      Caterpillar Inc.
      The Coca-Cola Company
      Consolidated Edison, Inc.
      Delta Air Lines, Inc.
      Diamond Offshore Drilling, Inc.
      Dole Food Company, Inc.
      Eastman Kodak Company
      Edison International
      Exxon Corporation
      H. F. Ahmanson & Company
      Hewlett-Packard Company
      Johnson & Johnson
      Microsoft Corporation
      Minnesota Mining and Manufacturing
        Company
      PepsiCo, Inc.
      Pfizer Inc.
      Philips Electronics N.V.
      The Procter & Gamble Company
      Royal Dutch Petroleum Company
      Schlumberger Limited
      TRW Inc.
      Wal-Mart Stores, Inc.


      Weak performers for the 2nd quarter 1998
      --------------------------------------------------
      1. RJR Nabisco Holdings Corp.               -24.2%
      2. Toys "R" Us, Inc.                        -21.6%
      3. Conseco, Inc.                            -17.4%
      4. Rockwell International Corporation       -16.2%
      5. Banc One Corporation                     -11.8%


      Securities sold during the 2nd quarter 1998
      --------------------------------------------------
      Applied Materials, Inc.
      Circus Circus Enterprises, Inc.
      KLA-Tencor Corporation
      Monsanto Co.
      Ryder System, Inc.
      Western Digital Corporation

Balanced Trust

Selected Portfolio Performance*

      Strong performers for the 2nd quarter 1998
      --------------------------------------------------
      1. Ford Motor Company                       +37.1%
      2. Time Warner, Inc.                        +18.7%
      3. AMR Corporation                          +16.3%
      4. Tyco International Ltd.                  +15.3%
      5. McDonald's Corporation                   +15.0%

      * Securities held for the entire quarter.

Portfolio Changes

      Securities added during the 2nd quarter 1998
      --------------------------------------------------
      Cendant Corporation Cv.
         3%, 2/15/02
      Fannie Mae
         6%, 4/1/28
      Freddie Mac
         6.50%, 5/1/28
      Government National Mortgage Association
         8%, 9/15/26
      United States Treasury Inflation-indexed Security
         3.625%, 7/15/02
      United States Treasury STRIPS
         0%, 8/15/05


      Weak performers for the 2nd quarter 1998
      --------------------------------------------------
      1. RJR Nabisco Holdings Corp.               -24.2%
      2. Toys "R" Us, Inc.                        -21.6%
      3. Korea Fund, Inc.                         -21.5%
      4. Union Pacific Corporation                -21.5%
      5. Pioneer-Standard Electronics, Inc.       -21.4%


      Securities sold during the 2nd quarter 1998
      --------------------------------------------------
      Federated Department Stores, Inc.
      Kroger Company
         8.5%, 6/15/03
      Lowe's Companies, Inc.
      Stewart & Stevenson Services, Inc.
      United States Treasury STRIPS
         0%, 5/15/04

Portfolio of Investments
Legg Mason Investors Trust, Inc.
June 30, 1998  (Unaudited)
(Amounts in Thousands)

American Leading Companies Trust

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 99.3%
      Airlines -- 3.1%
      Delta Air Lines, Inc.                                                                50         $  6,463
                                                                                                      --------

      Auto/Truck Parts & Equipment -- 1.2%
      TRW INC.                                                                             47            2,567
                                                                                                      --------

      Automotive -- 2.3%
      Ford Motor Company                                                                   25            1,475
      General Motors Corporation                                                           50            3,341
                                                                                                      --------
                                                                                                         4,816
                                                                                                      --------

      Banking -- 11.2%
      Banc One Corporation                                                                 77            4,298
      Chase Manhattan Corporation                                                         120            9,060
      Citicorp                                                                             50            7,462
      Mellon Bank Corporation                                                              40            2,785
                                                                                                      --------
                                                                                                        23,605
                                                                                                      --------

      Capital Goods -- 4.3%
      The Boeing Company                                                                   24            1,070
      Emerson Electric Company                                                             60            3,622
      General Electric Company                                                             25            2,275
      Rockwell International Corporation                                                   42            2,019
                                                                                                      --------
                                                                                                         8,986
                                                                                                      --------

      Computer Services and Systems -- 12.9%
      Cisco Systems, Inc.                                                                  38            3,452(A)
      Compaq Computer Corporation                                                         150            4,256
      EMC Corporation                                                                     136            6,103(A)
      Hewlett-Packard Company                                                              17            1,036
      Intel Corporation                                                                    66            4,892
      International Business Machines Corporation                                          65            7,463
                                                                                                      --------
                                                                                                        27,202
                                                                                                      --------

      Computer Software -- 0.5%
      Microsoft Corporation                                                                10            1,084(A)
                                                                                                      --------



      Consumer Cyclicals -- 3.5%
      Mattel, Inc.                                                                        150            6,347
      Wal-Mart Stores, Inc.                                                                17            1,033
                                                                                                      --------
                                                                                                         7,380
                                                                                                      --------

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Consumer Staples -- 4.5%
      Avon Products, Inc.                                                                  55          $ 4,262
      Fortune Brands,Inc.                                                                  48            1,845
      Kimberly-Clark Corporation                                                           50            2,294
      The Procter & Gamble Company                                                         12            1,056
                                                                                                      --------
                                                                                                         9,457
                                                                                                      --------

      Electric Integrated -- 2.0%
      Consolidated Edison, Inc.                                                            45            2,050
      Edison International                                                                 70            2,069
                                                                                                      --------
                                                                                                         4,119
                                                                                                      --------

      Electrical Equipment -- 1.4%
      Philips Electronics N.V.                                                             36            3,060
                                                                                                      --------

      Energy -- 2.1%
      Exxon Corporation                                                                    15            1,035
      Royal Dutch Petroleum Company                                                        19            1,041
      Texaco, Incorporated                                                                 40            2,388
                                                                                                      --------
                                                                                                         4,464
                                                                                                      --------

      Financial Services -- 2.5%
      Fannie Mae                                                                           50            3,038
      Travelers Group, Inc.                                                                39            2,364
                                                                                                      --------
                                                                                                         5,402
                                                                                                      --------

      Food, Beverage and Tobacco -- 6.4%
      Dole Food Company, Inc.                                                              69            3,428
      PepsiCo, Inc.                                                                        25            1,030
      Philip Morris Companies, Inc.                                                       153            6,024
      RJR Nabisco Holdings Corp.                                                           80            1,900
      The Coca-Cola Company                                                                12            1,026
                                                                                                      --------
                                                                                                        13,408
                                                                                                      --------

      Health Care -- 11.4%
      Amgen, Inc.                                                                          66            4,315(A)
      Bristol-Myers Squibb Company                                                         44            5,057
      First Health Group Corp.                                                             76            2,166(A)
      Johnson & Johnson                                                                    14            1,051
      Merck & Co., Inc.                                                                    42            5,618
      Pfizer Inc.                                                                          10            1,065
      Schering-Plough Corporation                                                          51            4,627
                                                                                                      --------
                                                                                                        23,899
                                                                                                      --------

Legg Mason Investors Trust, Inc.

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Insurance -- 7.5%
      Aetna, Inc.                                                                          35          $ 2,664
      American International Group, Inc.                                                    7            1,080
      Conseco, Inc.                                                                       155            7,246
      The PMI Group, Inc.                                                                  65            4,733
                                                                                                      --------
                                                                                                        15,723
                                                                                                      --------

      Machinery -- 0.9%
      Caterpillar Inc.                                                                     36            1,904
                                                                                                      --------

      Manufacturing -- 0.9%
      Minnesota Mining and Manufacturing Company                                           22            1,808
                                                                                                      --------

      Media -- 2.5%
      America Online, Inc.                                                                 50            5,300(A)
                                                                                                      --------

      Oil & Gas: Drilling and Equipment -- 4.3%
      Diamond Offshore Drilling, Inc.                                                     111            4,440
      Schlumberger Limited                                                                 68            4,645
                                                                                                      --------
                                                                                                         9,085
                                                                                                      --------

      Photo Equipment & Supplies -- 1.0%
      Eastman KodakCompany                                                                 28            2,046
                                                                                                      --------

      Real Estate -- 2.3%
      Starwood Hotels &Resorts                                                            100            4,831
                                                                                                      --------

      Retail  Sales -- 1.5%
      Toys "R" Us, Inc.                                                                   136            3,205(A)
                                                                                                      --------


      Savings and Loan -- 1.2%
      H.F. Ahmanson &Company                                                               37            2,627
                                                                                                      --------

      Telecommunications -- 5.8%
      AT&T Corp.                                                                           60            3,428
      MCI Communications Corporation                                                      150            8,719
                                                                                                      --------
                                                                                                        12,147
                                                                                                      --------

      Transportation -- 2.1%
      Burlington Northern Santa Fe Corporation                                             45            4,418
                                                                                                      --------

      Total Common Stocks and Equity Interests
        (Identified Cost-- $163,346)                                                                   209,006
------------------------------------------------------------------------------------------------------------------

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 6.5%
      Lehman Brothers, Inc.
        5.95%, dated 6/30/98, to be repurchased at $13,687 on 7/1/98
        (Collateral: $14,228 Freddie Mac Mortgage-backed securities,
        6% due 5/1/13, value $14,150)
      (Identified Cost-- $13,684)                                                        $13,684      $ 13,684
------------------------------------------------------------------------------------------------------------------

      Total Investments-- 105.8%  (Identified Cost-- $177,030)                                         222,690
      Other Assets Less Liabilities-- (5.8%)                                                           (12,307)
                                                                                                      --------

      Net assets-- 100.0%                                                                             $210,383
                                                                                                      ========

      Net asset value per share:

        Primary Class                                                                                   $17.19
                                                                                                        ======
        Navigator Class                                                                                 $17.41
                                                                                                        ======
------------------------------------------------------------------------------------------------------------------

      (A) Non-income producing

Portfolio of Investments
Legg Mason Investors Trust, Inc.
June 30, 1998  (Unaudited)
(Amounts in Thousands)

Balanced Trust

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 57.2%

      Advertising/Media -- 1.9%
      A.H. Belo Corporation                                                                22            $ 536
      Time Warner, Inc.                                                                     6              513
                                                                                                      --------
                                                                                                         1,049
                                                                                                      --------

      Aerospace -- 0.6%
      Lockheed Martin Corporation                                                           3              360
                                                                                                      --------

      Automotive -- 1.6%
      Ford Motor Company                                                                   15              914
                                                                                                      --------

      Chemicals -- 2.1%
      Ferro Corporation                                                                    28              709
      Potash Corporation of Saskatchewan, Inc.                                              7              491
                                                                                                      --------
                                                                                                         1,200
                                                                                                      --------

      Computer Services and Systems -- 1.6%
      First Data Corporation                                                               18              599
      Pitney Bowes, Inc.                                                                    6              289
                                                                                                      --------
                                                                                                           888
                                                                                                      --------

      Construction and Building Materials -- 0.9%
      Martin Marietta Materials, Inc.                                                      11              495
                                                                                                      --------

      Electrical Equipment and Electronics -- 2.2%
      Littelfuse, Inc.                                                                     20              505(A)
      Pioneer-Standard Electronics, Inc.                                                   31              303
      UCAR International, Inc.                                                             15              426(A)
                                                                                                      --------
                                                                                                         1,234
                                                                                                      --------

      Energy -- 3.7%
      Phillips Petroleum Company                                                           10              482
      Southwestern Energy Company                                                          10               92
      Triton Energy Ltd.                                                                   35            1,249(A)
      YPF Sociedad Anonima ADR                                                             10              300
                                                                                                      --------
                                                                                                         2,123
                                                                                                      --------

      Financial Services -- 4.3%
      Fannie Mae                                                                           19            1,154
      H&R Block Inc.                                                                       15              632
      Travelers Group, Inc.                                                                11              667
                                                                                                      --------
                                                                                                         2,453
                                                                                                      --------

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Food, Beverage and Tobacco -- 3.9%
      Archer-Daniels-Midland Company                                                       23         $    450
      McDonald's Corporation                                                               15            1,035
      RJR Nabisco Holdings Corp.                                                            7              166
      UST, Inc.                                                                            21              567
                                                                                                      --------
                                                                                                         2,218
                                                                                                      --------

      Hospital Management -- 0.5%
      Columbia/HCA HealthCare Corporation                                                  10              280
                                                                                                      --------

      Insurance -- 1.3%
      Aetna, Inc.                                                                           6              442
      Frontier Insurance Group, Inc.                                                       14              320
                                                                                                      --------
                                                                                                           762
                                                                                                      --------

      Investment Companies -- 2.7%
      Blackrock North American Government Income Trust, Inc.                              100            1,062
      Korea Fund, Inc.                                                                     24              153(A)
      Latin America Investment Fund, Inc.                                                  17              196
      PMCCapital, Inc.                                                                     10              138
                                                                                                      --------
                                                                                                         1,549
                                                                                                      --------


      Manufacturing -- 6.2%
      Fleetwood Enterprises, Inc.                                                          28            1,120
      Kaydon Corporation                                                                   28              989
      Tyco International Ltd.                                                               8              504
      York International Corporation                                                       20              893
                                                                                                      --------
                                                                                                         3,506
                                                                                                      --------

      Multi-Industry -- 1.3%
      Loews Corporation                                                                     9              749
                                                                                                      --------

      Real Estate -- 2.5%
      Chateau Communities, Inc.                                                            29              834
      United Dominion Realty Trust, Inc.                                                   42              583
                                                                                                      --------
                                                                                                         1,417
                                                                                                      --------

      Retail Sales -- 2.2%
      Jostens, Inc.                                                                        31              740
      Toys "R" Us, Inc.                                                                    21              495(A)
                                                                                                      --------
                                                                                                         1,235
                                                                                                      --------


                                                                                                               17


Legg Mason Investors Trust, Inc.

Balanced Trust -- Continued


                                                   Rate        Maturity Date          Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Savings and Loan -- 3.1%
      Charter One Financial, Inc.                                                          26         $    876
      Washington Federal, Inc.                                                             32              884
                                                                                                      --------
                                                                                                         1,760
                                                                                                      --------

      Telecommunications -- 3.3%
      AT&T Corp.                                                                           18            1,028
      Century Telephone Enterprises, Inc.                                                  11              482
      Cincinnati Bell, Inc.                                                                13              372
                                                                                                      --------
                                                                                                         1,882
                                                                                                      --------

      Transportation -- 7.7%
      AMR Corporation                                                                      14            1,207(A)
      GATX Corporation                                                                     17              746
      Kansas City Southern Industries, Inc.                                                27            1,340
      Union Pacific Corporation                                                            24            1,059
                                                                                                      --------
                                                                                                         4,352
                                                                                                      --------

      Utilities -- 3.6%
      Kansas City Power & Light Company                                                    19              551
      TNP Enterprises, Inc.                                                                16              497
      Western Resources, Inc.                                                              25              970
                                                                                                      --------
                                                                                                         2,018
                                                                                                      --------

      Total Common Stocks and Equity Interests
        (Identified Cost-- $28,858)                                                                     32,444
------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 0.7%
      Chiquita Brands International, Inc., 3.75%, Series B, Cv
        (Identified Cost-- $396)                                                            7              384
------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 3.5%
      Cendant Corporation Cv.                     3%             2/15/02               $  750              739
      Merrill Lynch & Co., Inc.                   7.05%          4/15/03                  425              425
      Toronto-Dominion Bank                       7.875%         8/15/04                  825              836
                                                                                                      --------

      Total Corporate Bonds and Notes
        (Identified Cost-- $2,011)                                                                       2,000
------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 33.7%
      Treasury Notes/STRIPS -- 17.8%
      United States Treasury Notes                6.25%          5/31/00                2,000            2,026
      United States Treasury Notes                6.50%          5/31/01                  500              513
      United States Treasury Notes                6.25%          6/30/02                  500              513
      United States Treasury STRIPS               0%             5/15/00                1,000              904(B)
      United States Treasury STRIPS               0%             2/15/02                1,000              821(B)
      United States Treasury STRIPS               0%             11/15/04               3,500            2,470(B)
      United States Treasury STRIPS               0%             2/15/05                3,100            2,158(B)
      United States Treasury STRIPS               0%             8/15/05                1,000              677(B)
                                                                                                      --------
                                                                                                        10,082
                                                                                                      --------

                                                   Rate        Maturity Date          Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Inflation-indexed Securities(C) -- 1.3%
      United States Treasury
         Inflation-indexed Security               3.625%         7/15/02               $  761         $    753
                                                                                                      --------

      Medium-term Notes -- 2.8%
      Fannie Mae                                  7.37%          4/1/04                   300              303
      Fannie Mae                                  8.25%          10/12/04                 900              928
      Freddie Mac                                 8.14%          9/29/04                  350              360
                                                                                                      --------
                                                                                                         1,591
                                                                                                      --------

      Mortgage-backed Securities -- 11.8%
      Fannie Mae                                  6%             12/1/25-4/1/28         1,895            1,847
      Freddie Mac                                 6%             3/1/26                    72               70
      Freddie Mac                                 6.50%          1/1/26-5/1/28          1,354            1,351
      Government National Mortgage
        Association                               8%             4/15/26-12/15/27       3,305            3,424
                                                                                                      --------
                                                                                                         6,692
                                                                                                      --------

      Total U.S. Government and Agency Obligations
        (Identified Cost-- $18,950)                                                                     19,118
------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 5.4%
      State Street Bank & Trust Company
        4.25%, dated 6/30/98, to be repurchased at $3,096 on 7/1/98
        (Collateral: $2,015 United States Treasury Notes,
        10.625% due 8/15/15, value $3,243)
        (Identified Cost-- $3,096)                                                      3,096            3,096
------------------------------------------------------------------------------------------------------------------
      Total Investments-- 100.5%  (Identified Cost-- $53,311)                                           57,042
      Other Assets Less Liabilities-- (0.5)%                                                              (299)
                                                                                                      --------

      Net assets-- 100%                                                                               $ 56,743
                                                                                                      ========
      Net asset value per share                                                                       $  12.28
                                                                                                      ========
------------------------------------------------------------------------------------------------------------------

      (A) Non-income producing
      (B) STRIPS -- Separate Trading of Registered Interest and Principal of
          Securities- A pre-stripped zero-coupon bond that is a direct obligation of the U.S. Treasury.
      (C) United States Treasury Inflation-indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

                                                                                                                19


Portfolio of Investments
Legg Mason Investors Trust, Inc.
June 30, 1998  (Unaudited)
(Amounts in Thousands)

U.S. Small-Capitalization Value Trust

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND EQUITY INTERESTS -- 74.5%
Aerospace/Defense -- 1.5%
      Alliant Techsystems Inc.                                                              5         $    297(A)
      EDO Corporation                                                                       3               25
      Kaman Corporation                                                                     8              156
                                                                                                      --------
                                                                                                           478
                                                                                                      --------

      Apparel -- 2.4%
      G-III Apparel Group, Ltd.                                                             3               12(A)
      Garan, Incorporated                                                                   2               54
      LaCrosse Footwear, Inc.                                                               3               31
      Marisa Christina, Incorporated                                                        2                5(A)
      Nine West Group, Inc.                                                                 9              221(A)
      Oxford Industries, Inc.                                                               3              122
      Rocky Shoes & Boots, Inc.                                                             2               31(A)
      Supreme International Corporation                                                     1               18(A)
      Syms Corp.                                                                            7              101
      The Gymboree Corporation                                                             10              146(A)
                                                                                                      --------
                                                                                                           741
                                                                                                      --------

      Automotive -- 3.9%
      Arvin Industries, Inc.                                                                9              341
      Bandag, Incorporated                                                                  5              179
      Defiance, Inc.                                                                        2               20
      Excel Industries, Inc.                                                                4               64
      Holiday RV Superstores, Incorporated                                                  1                2(A)
      Motorcar Parts and Accessories, Inc.                                                  3               38(A)
      R&B, Inc.                                                                             2               16(A)
      SMC Corporation                                                                       3               20(A)
      Simpson Industries, Inc.                                                              3               44
      Superior Industries International, Inc.                                              11              316
      TBC Corporation                                                                       9               61(A)
      The Standard Products Company                                                         4              118
                                                                                                      --------
                                                                                                         1,219
                                                                                                      --------

      Chemicals -- 5.4%
      A. Schulman, Inc.                                                                    14              280
      CPAC, Inc.                                                                            2               18
      Ethyl Corporation                                                                    33              204
      Georgia Gulf Corporation                                                             13              290
      M. A. Hanna Company                                                                  20              366
      Quaker Chemical Corporation                                                           2               40
      Stepan Company                                                                        4              116
      The Dexter Corporation                                                                5              146
      The General Chemical Group Inc.                                                       8              233
                                                                                                      --------
                                                                                                         1,693
                                                                                                      --------

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Commercial/Industrial Services -- 2.7%
      Allou Health and Beauty, Inc.                                                         1             $ 11(A)
      AmeriLink Corporation                                                                 1               16(A)
      Aviall, Inc.                                                                          8              110
      Cameron Ashley Building Products, Inc.                                                4               62(A)
      Dames & Moore Group                                                                   5               67
      Franklin Covey Co.                                                                   10              189(A)
      Home Products International, Inc.                                                     2               23(A)
      Lawson Products, Inc.                                                                 3               77
      Maxco, Inc.                                                                           1               11(A)
      Nash-Finch Company                                                                    4               68
      Olsten Corporation                                                                    4               47
      Perini Corporation                                                                    2               18
      PrimeSource Corporation                                                               3               23
      REFAC Technology Development Corporation                                           N.M.                1
      Trico Marine Services, Inc.                                                           8              111(A)
                                                                                                      --------
                                                                                                           834
                                                                                                      --------

      Computer Services and Systems -- 1.5%
      AlphaNet Solutions, Inc.                                                              2               28(A)
      Ampex Corporation                                                                     3                5(A)
      BancTec, Inc.                                                                         9              199(A)
      HMT Technology Corporation                                                            8               63(A)
      Kentek Information Systems, Inc.                                                      1               10
      Miltope Group Inc.                                                                    2                6(A)
      Percon Incorporated                                                                   2               17(A)
      Programmer's Paradise, Inc.                                                           2               16(A)
      STB Systems, Inc.                                                                     6               79(A)
      Scan-Optics, Inc.                                                                     1                6(A)
      The MacNeal-Schwendler Corporation                                                    5               53
                                                                                                      --------
                                                                                                           482
                                                                                                      --------

      Construction and Building Materials -- 2.7%
      ABT Building Products Corporation                                                     4               74(A)
      Ameron International Corporation                                                      2               93
      Aztec Manufacturing Co.                                                               1               14
      Beazer Homes USA, Inc.                                                                1               16(A)
      Del Webb Corporation                                                                  5              132
      Dravo Corporation                                                                     6               54
      Engle Homes, Inc.                                                                     3               44
      Hovnanian Enterprises, Inc.                                                           9               90(A)
      M/I Schottenstein Homes, Inc.                                                         3               65
      Patrick Industries, Inc.                                                              1               15

Legg Mason Investors Trust, Inc.

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Construction and Building Materials -- Continued
      Southern Energy Homes, Inc.                                                           3         $     33(A)
      The Fortress Group, Inc.                                                              5               26
      U.S. Home Corporation                                                                 5              190
      Washington Homes, Inc.                                                                3               15
                                                                                                      --------
                                                                                                           861
                                                                                                      --------

      Consumer Durables -- 2.3%
      Barnes Group Inc.                                                                     4              122
      Catalina Lighting, Inc.                                                               3               11(A)
      Conso Products Company                                                                3               24(A)
      Go-Video, Inc.                                                                        5               13
      Harman International Industries, Incorporated                                         5              193
      Koss Corporation                                                                      1               13
      Lifetime Hoan Corporation                                                             2               22
      Mikasa, Inc.                                                                          5               60
      Royal Appliance Mfg. Co.                                                              9               58(A)
      The L. S. Starrett Company                                                            1               47
      The Rival Company                                                                     4               51
      The Toro Company                                                                      2               62
      The York Group, Inc.                                                                  2               30
      Trend-Lines, Inc.                                                                     1                6(A)
                                                                                                      --------
                                                                                                           712
                                                                                                      --------

      Consumer Non-Durables -- 0.3%
      American Safety Razor Company                                                         3               45(A)
      CCA Industries, Inc.                                                                  3                7(A)
      Educational Development Corporation                                                   1                3
      Jean Philippe Fragrances, Inc.                                                        3               22(A)
      Scott's Liquid Gold-Inc.                                                              4                9
      The Stephan Co.                                                                       1               12
                                                                                                      --------
                                                                                                            98
                                                                                                      --------

      Electrical Equipment and Electronics -- 8.6%
      Altron Incorporated                                                                   3               40(A)
      Bel Fuse Inc.                                                                         1               22(A)
      Belden Inc.                                                                          10              322
      Bell Industries, Inc.                                                                 4               42
      CHS Electronics, Inc.                                                                10              177(A)
      C. P. Clare Corporation                                                               4               35(A)
      Cobra Electronics Corporation                                                         2                8(A)
      Cohu, Inc.                                                                            3               62
      Dallas Semiconductor Corporation                                                     11              347
      Excel Technology, Inc.                                                                4               38(A)

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Electronics -- Continued
      Inacom Corp.                                                                          3            $  86(A)
      Integrated Circuit Systems, Inc.                                                      2               37(A)
      MagneTek, Inc.                                                                       13              198(A)
      Marshall Industries                                                                   7              180(A)
      Methode Electronics, Inc.                                                            14              223
      NeoMagic Corporation                                                                  4               65(A)
      Nu Horizons Electroncis Corp.                                                         2               13(A)
      Park Electrochemical Corp.                                                            5               97
      Pioneer-Standard Electronics, Inc.                                                   12              119
      Richey Electronics, Inc.                                                              4               29(A)
      SED International Holdings, Inc.                                                      4               34(A)
      SEEQ Technology Incorporated                                                         12               22(A)
      SEMX Corporation                                                                      1                9(A)
      SMART Modular Technologies, Inc.                                                     17              250(A)
      Stratus Computer, Inc.                                                               10              243(A)
      The Cherry Corporation                                                             N.M.                7(A)
                                                                                                      --------
                                                                                                         2,705
                                                                                                      --------

      Entertainment & Leisure -- 2.5%
      Arctic Cat, Inc.                                                                      6               57
      Cannondale Corporation                                                                3               41(A)
      Casino America, Inc.                                                                  1                4(A)
      Grand Casinos, Inc.                                                                  17              281(A)
      Midway Games Inc.                                                                    15              241(A)
      Play By Play Toys & Novelties, Inc.                                                   3               30(A)
      Quintel Entertainment, Inc.                                                           7               29(A)
      Scientific Games Holdings Corp.                                                       5              110(A)
                                                                                                      --------
                                                                                                           793
                                                                                                      --------

      Financial Services -- 3.5%
      Advanta Corp.                                                                        18              388
      Amplicon, Inc.                                                                        2               31
      Arcadia Financial Ltd.                                                               15              117
      CPB Inc.                                                                           N.M.                5
      FirstCity Financial Corporation                                                       3               75(A)
      IMC Mortgage Company                                                                  5               57(A)
      Interpool, Inc.                                                                      11              159
      Southern Pacific Funding Corporation                                                  8              130(A)
      Southwest Securities Group, Inc.                                                      4               92
      Sunrise International Leasing Corporation                                             3               11(A)
      World Acceptance Corporation                                                          7               40(A)
                                                                                                      --------
                                                                                                         1,105
                                                                                                      --------

Legg Mason Investors Trust, Inc.

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Food, Beverage and Tobacco -- 3.3%
      Chock Full o' Nuts Corporation                                                        4            $  29(A)
      Consolidated Cigar Holdings Inc.                                                      2               28(A)
      DIMON, Incorporated                                                                  18              200
      Herbalife International, Inc.                                                        12              293
      M&F Worldwide Corp.                                                                   5               50(A)
      Marsh Supermarkets, Inc.                                                              3               56
      Pilgrim's Pride Corporation                                                           6              120
      Schweitzer-Mauduit International, Inc.                                                6              186
      Standard Commercial Corporation                                                       5               56
      The Lion Brewery, Inc.                                                                1                4(A)
                                                                                                      --------
                                                                                                         1,022
                                                                                                      --------

      Gas/Pipeline -- 1.9%
      Lufkin Industries, Inc.                                                               3               86
      Offshore Logistics, Inc.                                                              9              154
      Pool Energy Services Co.                                                              8              115(A)
      Seitel, Inc.                                                                          7              112
      Superior Energy Services, Inc.                                                        5               26(A)
      Swift Energy Company                                                                  7              106(A)
      TMBR/Sharp Drilling, Inc.                                                             1               12(A)
                                                                                                      --------
                                                                                                           611
                                                                                                      --------

      Health Care -- 1.6%
      Advanced Health Corporation                                                           3               16(A)
      American Dental Technologies, Inc.                                                    3               14(A)
      American Physicians Service Group, Inc.                                               2               12(A)
      CNS, Inc.                                                                             7               34(A)
      CompDent Corporation                                                                  4               63(A)
      Empi, Inc.                                                                            1               23(A)
      Health Power, Inc.                                                                    1                9(A)
      Mesa Laboratories, Inc.                                                               2                9(A)
      Pediatric Services of America, Inc.                                                   3               45(A)
      PhyMatrix Corp.                                                                       6               48(A)
      Raytel Medical Corporation                                                            2                9(A)
      SafeGuard Health Enterprises, Inc.                                                    1                8(A)
      Superior Uniform Group Inc.                                                           1               21
      The West Company, Incorporated                                                        6              176
      Utah Medical Products, Inc.                                                           1                7
                                                                                                      --------
                                                                                                           494
                                                                                                      --------

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Industrial -- 1.1%
      Ampco-Pittsburgh Corporation                                                          2         $     29
      Bairnco Corporation                                                                   3               31
      Channell Commercial Corporation                                                       4               41(A)
      DT Industries, Inc.                                                                   2               56
      Foilmark, Inc.                                                                        2                5(A)
      Hardinge, Inc.                                                                        2               61
      Hirsch International Corp.                                                            4               33(A)
      Selas Corporation of America                                                          2               19
      Specialty Equipment Companies, Inc.                                                   1               23(A)
      The Carbide/Graphite Group, Inc.                                                      2               47(A)
      Triple S Plastics, Inc.                                                               2               10(A)
                                                                                                      --------
                                                                                                           355
                                                                                                      --------

      Insurance -- 7.4%
      Acceptance Insurance Companies Inc.                                                   3               74
      Chartwell Re Corporation                                                              2               71
      EMC Insurance Group, Inc.                                                             5               68
      Foremost Corporation of America                                                      11              265
      Frontier Insurance Group, Inc.                                                       11              251
      GAINSCO, Inc.                                                                         8               54
      Harleysville Group Inc.                                                              12              241
      Life USA Holding, Inc.                                                                7               85
      MMI Companies, Inc.                                                                   8              176
      Mobile America Corporation                                                            3               28
      NAC Re Corp.                                                                          7              390
      Nymagic, Inc.                                                                         1               27
      PXRE Corporation                                                                      5              165
      Selective Insurance Group, Inc.                                                      12              264
      The Centris Group, Inc.                                                               2               21
      The Navigators Group, Inc.                                                            2               40(A)
      Trenwick Group Inc.                                                                   3              117
                                                                                                      --------
                                                                                                         2,337
                                                                                                      --------

      Metals and Mining -- 7.3%
      Alltrista Corporation                                                                 3               77(A)
      Amcast Industrial Corporation                                                         4               69
      Armco Inc.                                                                           22              138
      Atchison Casting Corporation                                                          3               59(A)
      Bayou Steel Corporation                                                               3               22(A)
      Citation Corporation                                                                  7              142(A)
      Commercial Metal Company                                                              6              184
      Intermet Corporation                                                                 10              185

Legg Mason Investors Trust, Inc.

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Metals and Mining -- continued
      Kaiser Aluminum Corporation                                                          22           $  207
      Keystone Consolidated Industries, Inc.                                                4               43(A)
      Lone Star Technologies, Inc.                                                          9              137(A)
      MAXXAM Inc.                                                                           3              159(A)
      NS Group, Inc.                                                                       11               96
      National Steel Corporation                                                           17              205
      ROHN Industries, Inc.                                                                 1                5
      Special Metals Corporation                                                            4               55(A)
      Steel Technologies Inc.                                                               1               13
      Steel of West Virginia, Inc.                                                          1               10(A)
      Titanium Metals Corporation                                                          13              278
      Universal Stainless & Alloy Products, Inc.                                            2               23(A)
      Zeigler Coal Holding Company                                                         11              182
                                                                                                      --------
                                                                                                         2,289
                                                                                                      --------

      Miscellaneous Manufacturing -- 2.2%
      Alamo Group Inc.                                                                      4               74
      Global Industrial Technologies, Inc.                                                  9              127(A)
      Gradall Industries, Inc.                                                              4               53(A)
      Griffon Corporation                                                                   5               69(A)
      Hurco Companies, Inc.                                                                 3               19
      Jason Incorporated                                                                    3               26(A)
      O.I. Corporation                                                                      1                5(A)
      Ocal, Inc.                                                                            1                3(A)
      Powell Industries, Inc.                                                               4               54(A)
      Printware, Inc.                                                                       2                6(A)
      Shelby Williams Industries, Inc.                                                      4               56
      TransAct Technologies Incorporated                                                    3               22(A)
      Watts Industries, Inc.                                                                7              150
      Woodhead Industries, Inc.                                                             2               29
                                                                                                      --------
                                                                                                           693
                                                                                                      --------

      Process Industries -- 0.6%
      Shorewood Packaging Corporation                                                      11              171(A)
      Uniflex, Inc.                                                                         2                9(A)
                                                                                                      --------
                                                                                                           180
                                                                                                      --------

      Real Estate -- N.M.
      ILX Resorts Incorporated                                                              1                6(A)
                                                                                                      --------


      Restaurants -- 1.6%
      Ark Restaurants Corp.                                                                 2               18(A)
      Cooker Restaurant Corporation                                                         4               39
      ELXSI Corporation                                                                     1               13(A)
      Lone Star Steakhouse & Saloon, Inc.                                                  16              228(A)

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Restaurants  -- continued
      Max & Erma's Restaurants, Inc.                                                        2            $  12(A)
      Piccadilly Cafeterias, Inc.                                                           4               54
      Ryan's Family Steak Houses, Inc.                                                      9               93(A)
      Sizzler International, Inc.                                                          13               32
                                                                                                      --------
                                                                                                           489
                                                                                                      --------

      Retail -- 1.0%
      Books-A-Million, Inc.                                                                 7               32(A)
      DAMARK International, Inc.                                                            2               13(A)
      Duckwall-ALCO Stores, Inc.                                                            1               18(A)
      Elcom International, Inc.                                                            11               40(A)
      Funco, Inc.                                                                           1               16(A)
      Global DirectMail Corp                                                                6               72(A)
      Rentrak Corporation                                                                   4               24(A)
      REX Stores Corporation                                                                3               39(A)
      Tandycrafts, Inc.                                                                     5               23(A)
      The Sportman's Guide, Inc.                                                            1                5(A)
      Travel Ports of America, Inc.                                                         2                8(A)
      Wolohan Lumber Co.                                                                    2               23
                                                                                                      --------
                                                                                                           313
                                                                                                      --------

      Telecommunications -- 0.3%
      Microdyne Corporation                                                                 5               23
      Mosaix, Inc.                                                                          3               30(A)
      Vertex Communications Corporation                                                     2               47(A)
                                                                                                      --------
                                                                                                           100
                                                                                                      --------

      Textiles -- 2.2%
      Burlington Industries, Inc.                                                          12              169(A)
      Collins & Aikman Corporation                                                         22              166(A)
      Culp, Inc.                                                                            5               66
      Dyersburg Corporation                                                                 5               31
      Galey & Lord, Inc.                                                                    5               70(A)
      Guilford Mills, Inc.                                                                  7              132
      The Dixie Group, Inc.                                                                 3               28
      Worldtex, Inc.                                                                        5               31(A)
                                                                                                      --------
                                                                                                           693
                                                                                                      --------

      Transportation -- 3.1%
      Arnold Industries, Inc.                                                              10              153
      Consolidated Freightways Corporation                                                  5               64(A)
      Genesee & Wyoming Inc.                                                                1               25(A)
      Hvide Marine Incorporated                                                             6               83(A)
      Kitty Hawk, Inc.                                                                      7              114(A)

Legg Mason Investors Trust, Inc.

                                                                                      Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
      Transportation -- continued
      RailTex, Inc.                                                                         2            $  29(A)
      Roadway Express, Inc.                                                                 8              155
      Transport Corporation of America, Inc.                                                3               43(A)
      USFreightways Corporation                                                             7              217
      Yellow Corporation                                                                    4               76
                                                                                                      --------
                                                                                                           959
                                                                                                      --------

      Utilities -- 3.6%
      Cleco Corporation                                                                     9              268
      CTG Resources, Inc.                                                                   3               82
      Public Service Company of New Mexico                                                 17              379
      St. Joseph Light & Power Company                                                      2               37
      TNP Enterprises, Inc.                                                                 5              164
      UniSource Energy Corporation                                                         13              203
                                                                                                      --------
                                                                                                         1,133
                                                                                                      --------

      Total Common Stocks and Equity Interests
        (Identified Cost-- $23,222)                                                                     23,395
------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 24.5%
      Lehman Brothers, Inc.
        5.95%, dated 6/30/98, to be repurchased at $7,700 on 7/1/98
        (Collateral: $8,004 Freddie Mac Mortgage-backed securities,
        6% due 05/1/13, value $7,960)
        (Identified Cost-- $7,698)                                                     $7,698            7,698
------------------------------------------------------------------------------------------------------------------
      Total Investments-- 99.0%  (Identified Cost-- $30,920)                                            31,093
      Other Assets Less Liabilities-- 1.0%                                                                 304
                                                                                                      --------

      Net assets-- 100%                                                                               $ 31,397
                                                                                                      ========

      Net asset value per share:

        Primary Class                                                                                 $  10.05
                                                                                                      ========

        Navigator Class                                                                               $  10.05
                                                                                                      ========
------------------------------------------------------------------------------------------------------------------

      (A) Non-income producing
      N.M. Not meaningful


28


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